Goodwill - Sensitivity of recoverable amounts - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	€ 27.5	€ 16.2	€ 16.1
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	5.5	4.1	3.9
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	10.4	7.0	6.4
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	11.4	7.9	7.2
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	3.9	3.8	2.3
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	1.2	1.2	1.1
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	1.6	1.9	1.7
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	2.0	2.2	2.0
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.9
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.5	0.4	0.5
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.6	0.3	0.4
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.6	0.4	0.6
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.8	0.8	0.4
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.2	0.2	0.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.3	0.3	0.2
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.3	0.3	0.3
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.1		0.1
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.2	0.2	0.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.3	0.2	0.3
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.3	0.3	0.3
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.1		0.2
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.1	0.1	0.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.1	0.1	0.2
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.1	0.1	0.2
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	5.5	3.5	3.5
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.6	0.3	0.3
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.8	0.4	0.4
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	€ 1.0	€ 0.5	€ 0.5